Related Party Transactions (Details Textual 1) (Stock Options, USD $)	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended
	Mar. 20, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 24, 2014	Jul. 25, 2014	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Number of option granted		871,000	195,000	680,000
Preferred stock conversion ratio	5.1 shares
Shares exercisable (in dollars per share)			$ 0.88	$ 1.08	$ 1.12
Morry Rubin
Related Party Transaction [Line Items]
Term of options	10 years
Number of option granted	250,000
Vesting period of option	10 years
B Bernstein
Related Party Transaction [Line Items]
Term of options	10 years					10 years
Number of option granted	250,000					250,000
Vesting period of option	10 years
Officers and Directors
Related Party Transaction [Line Items]
Term of options	10 years						10 years	10 years
Number of option granted	500,000						180,000	100,000
Shares exercisable (in dollars per share)								$ 0.35
Paul Healy
Related Party Transaction [Line Items]
Term of options									10 years
Number of option granted									180,000
Shares exercisable (in dollars per share)									$ 0.25